Provisions for other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions for Other Liabilities
The table below shows the movements in the Group's provisions for other liabilities categorized by type of provision:

	Labor, legal and other claims	Others	Total
At January 1, 2024	3,567	32	3,599
Additions	1,327	674	2,001
Used during year	(1,945)	(34)	(1,979)
Exchange differences	124	7	131
At December 31, 2024	3,073	679	3,752
Additions	4,046	645	4,691
Acquisition of subsidiaries (Note 21)	22,744	—	22,744
Used during year	(1,721)	(388)	(2,109)
Exchange differences	(1,043)	(297)	(1,340)
At December 31, 2025	27,099	639	27,738

Analysis of total provisions:

	2025	2024
Non current	22,269	2,244
Current	5,469	1,508
	27,738	3,752